General Information and Basis of Presentation - Additional Information (Detail) $ in Thousands, MT in Millions		6 Months Ended
	Aug. 31, 2021 m³	Jun. 30, 2022 USD ($) m³ Vessels MT	Dec. 31, 2021 USD ($)
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated	16	53
Exporting capacity per year | MT		1
Equity ownership percentage		50.00%
Cash and cash equivalents | $		$ 151,216	$ 124,223
Restricted cash | $		20,000
Net current liabilities | $		$ 27,700
Russian and Ukrainian Officers [Member]
Schedule Of Description Of Business [Line Items]
Reduction in number of employee | Vessels		100
Number of employee | Vessels		120
Othello Shipping and Ultragas [Member]
Schedule Of Description Of Business [Line Items]
Equity ownership percentage	100.00%
Semi Refrigerated [Member]
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated		21
Ethylene [Member]
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated | m³		8
Minimum [Member]
Schedule Of Description Of Business [Line Items]
Gas carrier cargo capacity | m³	3,770	3,770
Maximum [Member]
Schedule Of Description Of Business [Line Items]
Gas carrier cargo capacity | m³	22,000	38,000